SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	May 31, 2020	Jul. 04, 2021	Jun. 28, 2020	Mar. 31, 2020	Jul. 04, 2021	Jun. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 29, 2019	Dec. 31, 2018
Cash			$ 1,720,917	$ 1,091,152		$ 1,720,917	$ 1,091,152	$ 1,321,244	$ 258,101	$ 258,101	$ 663,511
Additional impairment									151,500
Change in income tax benefit									53,500
Property mortgages description						nominal mortgage rate to a 10-year fixed rate of 3.45% from 4.75%. In May 2020
Ownership percentage						100.00%
Estimated useful life of the acquired Dairy Queen						14		14 years
Increase in working capital			526,610			$ 526,610
Working capital			898,303			898,303
Estimated tax benefit									43,000
Net Income (loss)			212,516	677,422		347,440	561,178	$ 791,922	(466,577)	(466,577)
INVESTMENT IN AND NOTES RECEIVABLE FROM RELATED COMPANY								75,000	$ 179,000	179,000
Market rate of interest									0.14%
Pandemic related loans		$ 487,900
Accumulated deficit			(860,649)			$ (860,649)		$ (1,208,089)	$ (2,000,081)	(2,000,081)
Borrowed amount		460,400
Additional loan		27,500
Change in working capital deficit, description								Working capital of $371,693, an increase of $789,688 from the year-end deficit of $471,995.
Deferred payments		$ 93,602			$ 93,602				151,500
Advertising expense								$ 29,924	49,618
Amortization current year								2,000
Amortization year two								2,000
Amortization year three								2,000
Amortization year four								2,000
Current Tax rate						27.50%
Amortization year five								2,000
Fair value of warrants								$ 102,503	16,401
Stock warrants issued to placement agent, Exercise price								$ 3.30
Accumulated amortization								$ 9,000	7,000
Operating Loss Carryforwards									159,000	159,000
After tax profit						$ 347,440		791,922
Impairment of asset held for sale			$ 0	$ 100,000		$ 0	$ 100,000	$ 90,493	$ 93,488	$ 93,488
Share Exchange [Member] | BTND, LLC [Member] | July 30, 2018 [Member]
Equity Method Investment, Ownership Percentage of related party								1.00%
Shares issued to related party as consideration								3,298,000
Business Acquisition, Percentage of Voting Interests granted As consideration to related party								0.859%
Share Exchange [Member] | BTND, LLC [Member] | During 2018 [Member]
Shares issued to related party as consideration								3,298,000
Share Exchange [Member] | Maxim Partners [Member]
Shares issued to related party as consideration								410,000
Richmond [Member]
Impairment of asset held for sale	$ 100,000